UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08603

Name of Fund: BlackRock Debt Strategies Fund, Inc. (DSU)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Debt Strategies Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/28/2010

Date of reporting period: 11/30/2009

Item 1 – Schedule of Investments

BlackRock Debt Strategies Fund, Inc. (DSU)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares		Value

Auto Components - 0.1%	Lear Corp.		7,033	$443,005

Building Products - 0.6%	Masonite Worldwide Holdings (a)		71,958	2,518,530
	Neenah Enterprises Inc. (a)		144,858	21,004

				2,539,534

Chemicals - 0.0%	GEO Specialty Chemicals, Inc. (a)		339,340	130,273
	Wellman Holdings, Inc. (a)		5,373	1,343

				131,616

Communications Equipment - 1.0%	Loral Space & Communications, Ltd. (a)		116,985	3,873,373

Containers & Packaging - 0.8%	Smurfit Kappa Plc		36,342	297,973
	Viskase Cos., Inc. (a)		1,428,423	2,714,004

				3,011,977

Diversified Financial Services - 0.0%	Preferred Term Securities VI, Ltd. (a)(b)		35,000	350

Electrical Equipment - 0.0%	Medis Technologies Ltd. (a)		286,757	19,213
	SunPower Corp., Class B (a)		4,892	87,420

				106,633

Hotels, Restaurants & Leisure - 0.0%	Buffets Restaurants Holdings, Inc. (a)		2,753	19,271
	HRP Corp., Class B (a)(b)(c)		5,000	50
	Lodgian, Inc. (a)		27,787	35,289

				54,610

Metals & Mining - 0.0%	Euramax International		2,337	70,119

Paper & Forest Products - 1.2%	Ainsworth Lumber Co., Ltd.		1,190,019	2,311,483
	Ainsworth Lumber Co., Ltd. (a)(b)		1,335,501	2,596,895
	Western Forest Products, Inc. (a)(b)		211,149	39,013

				4,947,391

Specialty Retail - 0.2%	Movie Gallery, Inc. (a)		503,737	629,671

	Total Common Stocks - 3.9%			15,808,279

	Corporate Bonds	Par (000)

Aerospace & Defense - 0.5%	TransDigm, Inc., 7.75%, 7/15/14 (b)	USD	2,000	2,030,000

Airlines - 0.4%	Delta Air Lines, Inc., Series B, 9.75%, 12/17/16		1,000	1,000,000
	United Air Lines, Inc., 12.75%, 7/15/12		800	814,000

				1,814,000

Auto Components - 0.2%	The Goodyear Tire & Rubber Co., 8.63%, 12/01/11		900	921,375
	Venture Holdings Co., LLC, 12.00%, 6/01/09 (a)(d)		4,450	—
	Venture Holdings Co., LLC, Series B, 9.50%, 7/01/05 (a)(d)(e)		1,800	180

				921,555

Biotechnology - 0.4%	Gilead Sciences, Inc., 0.63%, 5/01/13 (f)		690	885,788
	QHP Pharma, 10.25%, 3/15/15 (b)		590	596,744

				1,482,532

Building Products - 2.2%	CPG International I, Inc., 7.87%, 7/01/12 (g)		7,500	6,806,250
	CPG International I, Inc., 10.50%, 7/01/13		1,300	1,179,750
	Ply Gem Industries, Inc., 11.75%, 6/15/13		1,050	1,002,750

				8,988,750

Capital Markets - 0.2%	E*Trade Financial Corp., 4.01%, 8/31/19 (b)(f)(h)		593	925,821

Chemicals - 2.7%	American Pacific Corp., 9.00%, 2/01/15		1,490	1,389,425
	GEO Specialty Chemicals, Inc., 7.50%, 3/31/15 (b)(c)(h)		4,171	2,711,012
	GEO Specialty Chemicals, Inc., 10.00%, 3/31/15 (f)		4,106	2,668,640

BlackRock Debt Strategies Fund, Inc. (DSU)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

	Huntsman International, LLC, 5.50%, 6/30/16 (b)	USD	900	$780,750
	Wellman Holdings, Inc., Second Lien Subordinate Note, 10.00%, 1/29/19 (b)(f)		2,978	2,978,000
	Wellman Holdings, Inc., Third Lien Subordinate Note, 5.00%, 1/29/19 (c)(f)		930	465,000

				10,992,827

Commercial Banks - 0.1%	Glitnir Banki HF, 4.15%, 4/20/10 (a)(b)(d)		184	39,560
	Glitnir Banki HF, 6.38%, 9/25/12 (a)(b)(d)		1,115	239,725
	Glitnir Banki HF, Series EMTN, 5.07%, 1/27/10 (a)(d)	EUR	50	15,766
	Glitnir Banki HF, Series EMTN, 3.00%, 6/30/10 (a)(d)		75	23,649
	Glitnir Banki HF, Series GMTN, 4.38%, 2/05/10 (a)(d)		85	26,803

				345,503

Commercial Services & Supplies - 1.4%	ACCO Brands Corp., 10.63%, 3/15/15 (b)	USD	660	711,975
	Clean Harbors, Inc., 7.63%, 8/15/16 (b)		1,200	1,207,500
	The Geo Group, Inc., 7.75%, 10/15/17 (b)		850	862,750
	RSC Equipment Rental, Inc., 10.00%, 7/15/17 (b)		970	1,045,175
	West Corp., 9.50%, 10/15/14		340	331,500
	West Corp., 11.00%, 10/15/16		1,400	1,410,500

				5,569,400

Construction Materials - 0.8%	Nortek, Inc., 10.00%, 12/01/13 (a)(d)		2,970	3,044,250

Consumer Finance - 0.8%	Ford Motor Credit Co., LLC, 3.03%, 1/13/12 (g)		2,680	2,429,420
	Inmarsat Finance Plc, 7.38%, 12/01/17 (b)		725	732,250

				3,161,670

Containers & Packaging - 3.2%	Berry Plastics Corp., 4.13%, 9/15/14 (g)		375	292,500
	Berry Plastics Escrow, LLC, 8.25%, 11/15/15 (b)		2,100	2,073,750
	Beverage Packaging Holdings Luxembourg II SA, 8.00%, 12/15/16	EUR	600	828,854
	Crown Americas, LLC, 7.63%, 5/15/17 (b)	USD	710	724,200
	Graphic Packaging International, Inc., 9.50%, 6/15/17		975	1,028,625
	Packaging Dynamics Finance Corp., 10.00%, 5/01/16 (b)		2,390	1,768,600
	Smurfit Kappa Acquisitions, 7.25%, 11/15/17	EUR	830	1,190,201
	Smurfit Kappa Acquisitions, 7.75%, 11/15/19		785	1,140,406
	Smurfit Kappa Funding Plc, 7.75%, 4/01/15	USD	3,325	3,175,375
	Solo Cup Co., 10.50%, 11/01/13 (b)		440	463,100

				12,685,611

Diversified Consumer Services - 0.5%	NBC Acquisition Corp., 11.00%, 3/15/13		3,875	2,053,750

Diversified Financial Services - 4.1%	Archimedes Funding III Ltd., 5.50%, 11/29/11 (b)		5,744	2,699,534
	FCE Bank Plc, 7.13%, 1/16/12	EUR	3,250	4,660,425
	GMAC Inc., 5.38%, 6/06/11		436	615,394
	GMAC LLC, 7.25%, 3/02/11 (b)	USD	148	144,670
	GMAC LLC, 6.88%, 9/15/11 (b)		900	866,250

BlackRock Debt Strategies Fund, Inc. (DSU)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

	GMAC LLC, 6.88%, 8/28/12 (b)	USD	750	$710,625
	GMAC LLC, 6.75%, 12/01/14 (b)		3,180	2,846,100
	GMAC LLC, 8.00%, 11/01/31 (b)		1,530	1,311,975
	Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16 (b)		1,400	1,414,000
	Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16	EUR	650	961,365
	Saturns Investments Europe Plc, 6.19%, 6/09/14	USD	480	336,000

				16,566,338

Diversified Telecommunication Services - 2.4%	Cincinnati Bell, Inc., 8.25%, 10/15/17		1,600	1,588,000
	Nordic Telephone Co. Holdings ApS, 8.88%, 5/01/16 (b)		2,600	2,730,000
	PAETEC Holding Corp., 8.88%, 6/30/17		1,100	1,091,750
	Qwest Corp., 8.38%, 5/01/16 (b)(i)		4,000	4,180,000

				9,589,750

Electric Utilities - 0.3%	NSG Holdings, LLC, 7.75%, 12/15/25 (b)		1,505	1,346,975

Electronic Equipment, Instruments & Components - 0.0%	Muzak Holdings, LLC, 13.00%, 3/15/10 (a)(d)		2,675	267

Food & Staples Retailing - 0.1%	Duane Reade, Inc., 11.75%, 8/01/15 (b)		280	301,700

Food Products - 0.3%	Smithfield Foods, Inc., 10.00%, 7/15/14 (b)		1,250	1,309,375

Health Care Equipment & Supplies - 0.3%	DJO Finance, LLC, 10.88%, 11/15/14		1,345	1,415,612

Health Care Providers & Services - 1.8%	Community Health Systems, Inc., Series WI, 8.88%, 7/15/15		3,010	3,070,200
	DaVita, Inc., 7.25%, 3/15/15		980	975,100
	Tenet Healthcare Corp., 9.00%, 5/01/15 (b)		680	719,100
	Tenet Healthcare Corp., 8.88%, 7/01/19 (b)		2,110	2,257,700

				7,022,100

Hotels, Restaurants & Leisure - 1.7%	American Real Estate Partners LP, 7.13%, 2/15/13		2,150	2,107,000
	HRP Myrtle Beach Holdings, LLC, 0.00%, 4/01/14 (a)(b)(d)		6,892	689
	HRP Myrtle Beach Operations, LLC, 12.50%, 4/01/12 (a)(b)(d)		5,000	500
	HRP Myrtle Beach Operations, LLC, 14.50%, 4/01/13 (a)(b)(d)		5,000	500
	Little Traverse Bay Bands of Odawa Indians, 10.25%, 2/15/14 (a)(b)(d)		2,560	640,000
	MGM Mirage, 11.13%, 11/15/17 (b)		1,340	1,467,300
	Shingle Springs Tribal Gaming Authority, 9.38%, 6/15/15 (b)		380	275,500
	Snoqualmie Entertainment Authority, 4.68%, 2/01/14 (b)(g)		1,015	517,650
	Travelport, LLC, 4.88%, 9/01/14 (g)		2,160	1,814,400
	Tropicana Entertainment, LLC, Series WI, 9.63%, 12/15/14 (a)(d)		530	1,987

				6,825,526

Household Durables - 1.5%	Beazer Homes USA, Inc., 12.00%, 10/15/17 (b)		1,700	1,836,000
	K Hovnanian Enterprises, Inc., 10.63%, 10/15/16 (b)		2,365	2,412,300

BlackRock Debt Strategies Fund, Inc. (DSU)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

	KB Home, 6.38%, 8/15/11	USD	180	$180,450
	Standard Pacific Corp., 6.25%, 4/01/14		315	277,987
	Standard Pacific Corp., 7.00%, 8/15/15		855	754,537
	Stanley-Martin Communities, LLC, 9.75%, 8/15/15 (a)(d)		2,250	675,000

				6,136,274

IT Services - 0.9%	First Data Corp., 9.88%, 9/24/15		1,170	1,041,300
	First Data Corp., 11.25%, 3/31/16		1,600	1,320,000
	SunGard Data Systems, Inc., 4.88%, 1/15/14		1,265	1,165,381

				3,526,681

Independent Power Producers & Energy Traders - 2.8%	The AES Corp., 8.75%, 5/15/13 (b)		625	635,937
	AES Eastern Energy LP, Series 99-B, 9.67%, 1/02/29		1,010	868,600
	Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (b)		1,750	1,758,750
	Energy Future Holdings Corp., 11.25%, 11/01/17 (c)		1,946	1,215,950
	NRG Energy, Inc., 7.25%, 2/01/14		5,500	5,548,125
	NRG Energy, Inc., 8.50%, 6/15/19		800	808,000
	Texas Competitive Electric Holdings Co., LLC, 10.50%, 11/01/16 (c)		143	90,547
	Texas Competitive Electric Holdings Co., LLC, Series B, 10.25%, 11/01/15		470	333,700

				11,259,609

Industrial Conglomerates - 1.5%	Sequa Corp., 11.75%, 12/01/15 (b)		2,850	2,536,500
	Sequa Corp., 13.50%, 12/01/15 (b)(c)		3,892	3,385,611

				5,922,111

Insurance - 0.9%	Alliant Holdings I, Inc., 11.00%, 5/01/15 (b)		2,500	2,462,500
	USI Holdings Corp., 4.15%, 11/15/14 (b)(g)		1,630	1,295,850

				3,758,350

Leisure Equipment & Products - 0.3%	Brunswick Corp., 11.25%, 11/01/16 (b)		1,225	1,368,937

Machinery - 2.1%	ESCO Corp., 4.13%, 12/15/13 (b)(g)		3,070	2,809,050
	Navistar International Corp., 8.25%, 11/01/21		2,000	1,965,000
	RBS Global, Inc., 9.50%, 8/01/14 (b)		660	656,700
	RBS Global, Inc., 8.88%, 9/01/16		1,685	1,457,525
	Titan International, Inc., 8.00%, 1/15/12		1,530	1,495,575

				8,383,850

Marine - 0.3%	Navios Maritime Holdings, Inc., 9.50%, 12/15/14		355	349,231
	Navios Maritime Holdings, Inc., 8.88%, 11/01/17 (b)		840	861,000

				1,210,231

Media - 6.2%	Affinion Group, Inc., 10.13%, 10/15/13		2,010	2,050,200
	CSC Holdings, Inc., 8.50%, 4/15/14 (b)		680	714,850
	Canadian Satellite Radio Holdings, Inc., 12.75%, 2/15/14		5,000	3,000,000
	Charter Communications Holdings, LLC, 10.00%, 4/01/09 (a)(d)		2,402	12,010
	Charter Communications Holdings, LLC, 11.13%, 1/15/11 (a)(d)		1,319	65,950

BlackRock Debt Strategies Fund, Inc. (DSU)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

	Charter Communications Holdings, LLC, 10.00%, 5/15/11 (a)(d)	USD	1,978	$9,890
	Intelsat Corp., 9.25%, 8/15/14		4,500	4,533,750
	Local Insight Regatta Holdings, Inc., 11.00%, 12/01/17		1,265	759,000
	Network Communications, Inc., 10.75%, 12/01/13		20	8,050
	Nielsen Finance, LLC, 11.63%, 2/01/14		5,000	5,375,000
	TL Acquisitions, Inc., 10.50%, 1/15/15 (b)		3,680	3,413,200
	TVN Finance Corp. Plc, 10.75%, 11/15/17	EUR	500	758,281
	UPC Germany GmbH, 8.13%, 12/01/17 (b)	USD	3,000	3,000,000
	Virgin Media, Inc., 6.50%, 11/15/16 (b)(f)		940	1,092,750

				24,792,931

Metals & Mining - 1.9%	Aleris International, Inc., 9.00%, 12/15/14 (a)(d)		1,100	4,125
	Aleris International, Inc., 10.00%, 12/15/16 (a)(d)		1,500	5,625
	Murray Energy Corp., 10.25%, 10/15/15 (b)		790	774,200
	RathGibson, Inc., 11.25%, 2/15/14 (a)(d)		4,440	1,554,000
	Ryerson, Inc., 7.66%, 11/01/14 (g)(i)		3,595	3,172,587
	Teck Resources Ltd., 10.75%, 5/15/19		1,875	2,189,062

				7,699,599

Multiline Retail - 0.1%	Saks, Inc., 9.88%, 10/01/11		235	243,225

Oil, Gas & Consumable Fuels - 3.0%	Arch Coal, Inc., 8.75%, 8/01/16 (b)		1,250	1,287,500
	Atlas Energy Operating Co., LLC, 12.13%, 8/01/17		1,440	1,609,200
	Atlas Energy Resources, LLC, 10.75%, 2/01/18 (b)		355	386,062
	Denbury Resources, Inc., 9.75%, 3/01/16		925	978,187
	El Paso Corp., 7.00%, 6/15/17		1,500	1,470,000
	Forest Oil Corp., 8.50%, 2/15/14 (b)		1,430	1,462,175
	Forest Oil Corp., 7.25%, 6/15/19		360	341,100
	Massey Energy Co., 6.88%, 12/15/13		1,300	1,280,500
	OPTI Canada, Inc., 9.00%, 12/15/12 (b)		1,000	997,500
	SandRidge Energy, Inc., 3.91%, 4/01/14 (g)		2,000	1,691,504
	Titan Petrochemicals Group Ltd., 8.50%, 3/18/12 (b)		1,760	607,200

				12,110,928

Paper & Forest Products - 3.8%	Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (b)(c)		4,104	2,503,408
	Clearwater Paper Corp., 10.63%, 6/15/16 (b)		640	704,000
	Georgia-Pacific LLC, 8.25%, 5/01/16 (b)		2,950	3,127,000
	NewPage Corp., 10.00%, 5/01/12		820	528,900
	NewPage Corp., 11.38%, 12/31/14 (b)		6,745	6,643,825
	Verso Paper Holdings, LLC, 11.50%, 7/01/14 (b)		550	599,500
	Verso Paper Holdings, LLC, Series B, 4.03%, 8/01/14 (g)		1,365	1,023,750

				15,130,383

Pharmaceuticals - 1.3%	Angiotech Pharmaceuticals, Inc., 4.01%, 12/01/13 (g)		5,000	4,125,000
	Elan Corp. Plc, 8.75%, 10/15/16 (b)		965	907,100

				5,032,100

Real Estate Investment Trusts (REITs) - 0.3%	RAIT Financial Trust, 6.88%, 4/15/27 (b)(f)		3,500	1,330,000

BlackRock Debt Strategies Fund, Inc. (DSU)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

Real Estate Management & Development - 0.9%	Realogy Corp., 10.50%, 4/15/14	USD	375	$301,875
	Realogy Corp., 12.38%, 4/15/15		5,053	3,183,390

				3,485,265

Semiconductors & Semiconductor Equipment - 0.7%	Spansion, Inc., 3.79%, 6/01/13 (a)(b)(d)		2,720	2,828,800

Software - 0.2%	Advanced Micro Devices, Inc., 8.13%, 12/15/17 (b)		755	712,531
	BMS Holdings, Inc., 8.35%, 2/15/12 (b)(c)(g)		1,627	32,532

				745,063

Specialty Retail - 0.7%	General Nutrition Centers, Inc., 10.75%, 3/15/15		1,360	1,380,400
	United Auto Group, Inc., 7.75%, 12/15/16		1,380	1,335,150

				2,715,550

Textiles, Apparel & Luxury Goods - 0.6%	Levi Strauss & Co., 8.63%, 4/01/13	EUR	1,550	2,269,212

Wireless Telecommunication Services - 2.8%	Cricket Communications, Inc., 7.75%, 5/15/16 (b)	USD	3,250	3,209,375
	Crown Castle International Corp., 9.00%, 1/15/15		245	259,087
	Digicel Group Ltd., 9.13%, 1/15/15 (b)(c)		4,248	4,099,320
	MetroPCS Wireless, Inc., 9.25%, 11/01/14		2,860	2,867,150
	Orascom Telecom Finance SCA, 7.88%, 2/08/14 (b)		755	634,200

				11,069,132

	Total Corporate Bonds - 57.2%			229,411,543

	Floating Rate Loan Interests (g)

Aerospace & Defense - 0.1%	Hawker Beechcraft, Term Loan B, 10.50%, 3/26/14		475	462,531

Airlines - 0.4%	Delta Air Lines, Inc., Credit-Linked Deposit Loan, 0.09% - 2.28%, 4/30/12		1,960	1,721,533

Auto Components - 2.7%	Allison Transmission, Inc., Term Loan, 2.99% - 3.04%, 8/07/14		7,461	6,528,805
	Dana Holding Corp., Term Advance, 7.25%, 1/31/15		3,153	2,814,369
	The Goodyear Tire & Rubber Co., Loan (Second Lien), 2.34%, 4/30/14		750	670,313
	Lear Corp., Term Loan (Second Lien), 9.00%, 11/09/12		950	951,584

				10,965,071

Automobiles - 0.5%	Ford Motor Co., Term Loan, 3.24% - 3.29%, 12/15/13		1,992	1,745,438

Beverages - 0.8%	Culligan International Co., Loan (Second Lien), 5.17%, 4/24/13	EUR	1,500	827,728
	Inbev NV, Bridge Loan, 1.43%, 7/15/11	USD	1,000	993,333
	Inbev NV/SA, Bridge Loan, 1.72%, 7/15/13		1,500	1,468,595

				3,289,656

Building Products - 0.9%	Building Materials Corp. of America, Term Loan Advance, 3.00%, 2/22/14		2,207	1,996,372

BlackRock Debt Strategies Fund, Inc. (DSU)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Floating Rate Loan Interests (g)	Par (000)		Value

	Goodman Global Holdings, Term Loan B, 6.25%, 2/13/14	USD	1,525	$1,523,730

				3,520,102

Chemicals - 2.3%	Ashland Inc., Term B Borrowing, 7.65%, 5/13/14		649	658,654
	Gentek, Inc., Term Loan B, 7.00%, 10/20/14		800	803,334
	Nalco Co., Term Loan, 6.50%, 5/13/16		1,716	1,727,102
	PQ Corp. (fka Niagara Acquisition, Inc.), Loan (Second Lien), 6.74%, 7/30/15		1,990	1,630,673
	PQ Corp. (fka Niagara Acquisition, Inc.), Original Term Loan (First Lien), 3.49% - 3.54%, 7/30/14		1,975	1,738,000
	Solutia Inc., Loan, 7.25%, 2/28/14		2,393	2,419,933

				8,977,696

Commercial Services & Supplies - 1.6%	ARAMARK Corp., LLC, Facility Letter of Credit, 0.29%, 1/26/14		130	116,868
	ARAMARK Corp., U.S. Term Loan, 2.11% - 2.16%, 1/26/14		1,971	1,777,051
	Casella Waste Systems, Inc., Term Loan B, 7.00%, 4/08/14		389	389,998
	John Maneely Co., Term Loan, 3.49% - 3.53%, 12/09/13		1,266	1,158,093
	Synagro Technologies, Inc., Term Loan (First Lien), 2.23% - 2.24%, 4/02/14		792	638,460
	West Corp., Term Loan B-3, 7.25%, 11/08/13		2,247	2,231,856

				6,312,326

Computers & Peripherals - 0.2%	Intergraph Corp., Term Loan (Second Lien), 6.26%, 11/28/14		1,000	940,000

Consumer Finance - 1.0%	DaimlerChrysler Financial Services Americas, LLC, Term Loan (First Lien), 4.24%, 8/03/12		3,925	3,771,270

Containers & Packaging - 0.3%	Graham Packaging Co., LP, Term Loan B, 2.50%, 10/07/11		1,325	1,279,019

Distributors - 0.0%	Keystone Automotive Operations, Inc., Loan, 3.74% - 5.75%, 1/12/12		153	95,792

Diversified Consumer Services - 2.0%	Coinmach Service Corp., Term Loan, 3.24% - 3.27%, 11/14/14		5,171	4,395,395
	Laureate Education, Term Loan B, 7.00%, 12/31/14		3,500	3,373,125

				7,768,520

Diversified Financial Services - 1.8%	CIT Group, Term Loan A, 9.50%, 1/20/12		5,850	5,932,877
	Reynolds Group, Term Loan B, 6.25%, 10/28/15		1,200	1,197,000

				7,129,877

Diversified Telecommunication Services - 1.5%	Cavtel Holdings, LLC, Term Loan, 10.50%, 12/31/12		875	689,063
	Hawaiian Telcom Communications, Inc., Tranche C Term Loan, 4.75%, 5/30/14		4,571	3,262,631
	Integra Telecom Holdings, Inc., Term Loan (First Lien), 10.50%, 8/31/13		1,621	1,610,059
	PAETEC Holding Corp., Incremental Term Loan, 2.73%, 2/28/13		252	237,114

				5,798,867

BlackRock Debt Strategies Fund, Inc. (DSU)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Floating Rate Loan Interests (g)	Par (000)		Value

Electrical Equipment - 0.1%	Generac Acquisition Corp., Term Loan (First Lien), 2.78%, 11/10/13	USD	427	$385,922

Energy Equipment & Services - 1.0%	Dresser, Inc., Term Loan B, 2.52%, 5/04/14		162	148,330
	Dresser, Inc., Term Loan (Second Lien), 5.99% - 6.02%, 5/04/15		2,500	2,256,250
	MEG Energy Corp., Delayed Draw Term Loan, 2.29%, 4/02/13		1,230	1,117,479
	MEG Energy Corp., Initial Term Loan, 2.29%, 4/03/13		696	632,910

				4,154,969

Food & Staples Retailing - 2.4%	AB Acquisitions Topco 2 Ltd. (fka Alliance Boots), Facility B1, 3.52%, 7/09/15	GBP	1,700	2,447,704
	DS Waters of America, Inc., Term Loan, 4.29%, 10/20/12	USD	1,000	858,333
	McJunkin Corp., Term Loan, 5.50%, 1/31/14		348	331,380
	Pilot Travel Centers, Term Loan B, 0.00%, 11/24/15		2,500	2,502,083
	Rite Aid Corp., Tranche 4 Term Loan, 9.50%, 6/10/15		2,250	2,313,749
	SuperValu, Term Loan B, 1.50%, 6/02/12		1,195	1,128,976

				9,582,225

Food Products - 0.9%	Dole Food Co., Inc., Credit-Linked Deposit, 0.28%, 4/12/13		288	289,576
	Dole Food Co., Inc., Tranche B Term Loan, 8.00%, 4/12/13		503	504,898
	Solvest, Ltd. (Dole), Tranche C Term Loan, 8.00%, 4/12/13		1,661	1,668,695
	Wm. Wrigley Jr. Co., Tranche B Term Loan, 6.50%, 9/30/14		1,300	1,303,922

				3,767,091

Health Care Equipment & Supplies - 1.0%	Biomet, Inc., Dollar Term Loan, 3.25% - 3.29%, 3/25/15		650	614,250
	DJO Finance LLC (ReAble Therapeutics Finance LLC), Term Loan, 3.23% - 3.28%, 5/20/14		3,439	3,228,127

				3,842,377

Health Care Providers & Services - 3.5%	CCS Medical, Inc., (Chronic Care), Loan Debtor In Possession, 11.00%, 11/14/09		31	31,247
	CCS Medical, Inc., (Chronic Care), Term Loan (First Lien), 4.35%, 9/30/12 (a)(d)		819	428,784
	CCS Medical Return of Capital, 0.00%, 9/30/11		608	318,262
	CHS/Community Health Systems, Inc., Delayed Draw Term Loan, 2.51%, 7/25/14		181	165,001
	CHS/Community Health Systems, Inc., Funded Term Loan, 2.48% - 2.51%, 7/25/14		3,569	3,261,562
	Fresenius SE, Tranche B-1 Term Loan, 6.75%, 9/26/14		403	404,235
	Fresenius SE, Tranche B-2 Term Loan, 6.75%, 9/26/14		281	282,057
	HCA Inc., Tranche A-1 Term Loan, 1.78%, 11/17/12		6,297	5,847,224

BlackRock Debt Strategies Fund, Inc. (DSU)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Floating Rate Loan Interests (g)	Par (000)		Value

	Rotech Healthcare Inc., Term Loan, 6.28%, 9/26/11	USD	1,800	$1,503,318
	Vanguard Health Holding Co. II, LLC (Vanguard Health System, Inc.), Replacement Term Loan, 2.49%, 9/23/11		1,625	1,573,184

				13,814,874

Hotels, Restaurants & Leisure - 2.4%	Busch Entertainment Corp., Term Loan, 3.78%, 5/05/16		2,250	2,250,563
	Golden Nugget, Inc., Second Lien Term Loan, 3.51%, 12/31/14		500	200,000
	Green Valley Ranch Gaming, LLC, Loan (Second Lien), 3.55%, 8/16/14		750	168,750
	Harrah’s Operating Co., Inc., Term Loan B, 9.50%, 10/31/16		2,250	2,177,438
	Harrah’s Operating Co., Inc., Term Loan B-1, 3.28%, 1/28/15		449	347,475
	Harrah’s Operating Co., Inc., Term Loan B-2, 3.28%, 1/28/15		565	437,639
	QCE, LLC (Quiznos), Term Loan (Second Lien), 2.56%, 11/05/13		2,258	1,816,417
	VML US Finance, LLC (aka Venetian Macau), New Project Term Loan, 5.79%, 5/25/13		995	940,690
	VML US Finance, LLC (aka Venetian Macau), Term B Delayed Draw Project Loan, 5.79%, 5/25/12		1,272	1,202,780
	VML US Finance, LLC (aka Venetian Macau), Term B Funded Project Loan, 5.79%, 5/27/13		220	208,274

				9,750,026

Household Durables - 1.3%	American Residential Services, LLC, Term Loan (Second Lien), 12.00%, 4/17/15		3,076	2,890,774
	Universal City Development, Term Loan B, 7.75%, 10/29/14		2,500	2,486,720

				5,377,494

IT Services - 1.9%	Audio Visual Services Group, Inc., Loan (Second Lien), 6.79%, 8/28/14		1,059	105,867
	Ceridian Corp., U.S. Term Loan, 3.24% - 3.28%, 11/09/14		2,935	2,530,415
	First Data Corp., Initial Tranche B-2 Term Loan, 3.03% - 3.04%, 9/24/14		3,749	3,113,560
	RedPrairie Corp., Tack-on Loan, 3.38%, 7/20/12		260	243,983
	RedPrairie Corp., Term Loan B, 3.31% - 5.25%, 7/20/12		777	730,834
	SunGard Data Systems Inc., (Solar Capital Corp.), Tranche B U.S. Term Loan, 3.88% - 3.90%, 2/28/16		717	673,855

				7,398,514

Independent Power Producers & Energy Traders - 0.8%	Dynegy Holdings Inc., Term Letter of Credit Facility Term Loan, 3.99%, 4/02/13		925	873,658
	Dynegy Holdings Inc., Tranche B Term Loan, 3.99%, 4/02/13		75	70,509

BlackRock Debt Strategies Fund, Inc. (DSU)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Floating Rate Loan Interests (g)	Par (000)		Value

	Texas Competitive Electric Holdings Co., LLC (TXU), Initial Tranche B-2 Term Loan, 3.74% - 3.78%, 10/10/14	USD	2,940	$2,189,895
	Texas Competitive Electric Holdings Co., LLC (TXU), Initial Tranche B-3 Term Loan, 3.74% - 3.78%, 10/10/14		198	146,230

				3,280,292

Industrial Conglomerates - 0.3%	Sequa Corp., Term Loan, 3.58% - 3.94%, 12/03/14		1,394	1,203,709

Insurance - 0.1%	Alliant Holdings I, Inc., Term Loan, 3.28%, 8/21/14		595	538,876

Internet & Catalog Retail - 0.3%	FTD Group, Inc., Tranche B Term Loan, 6.75%, 8/26/14		1,316	1,305,925

Life Sciences Tools & Services - 0.3%	Life Technologies Corp., Term B Facility, 5.25%, 11/23/15		1,271	1,267,935

Machinery - 1.2%	Accuride, Term Loan, 6.00%, 1/31/12		2,045	2,029,663
	Navistar Financial Corp., Tranche A Term Loan, 2.25%, 3/27/10		1,500	1,475,625
	Oshkosh Truck Corp., Term B Loan, 6.29% - 6.33%, 12/06/13		1,464	1,458,660

				4,963,948

Media - 11.2%	Affinion Group Holdings, Inc., Loan, 8.27%, 3/01/12		2,941	2,609,784
	Cengage Learning Acquisitions, Inc., (Thomson Learning), Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		2,194	2,158,785
	Cequel Communications, LLC, Term Loan, 2.26% - 4.25%, 11/05/13		1,352	1,246,754
	Cequel Communications, LLC, Tranche B Term Loan (Second Lien), 6.26%, 5/05/14		2,228	2,216,712
	Charter Communications, Operating, LLC, New Term Loan, 7.25%, 3/06/14		750	693,125
	Charter Communications, Term Loan B-1, 7.25%, 3/25/14		3,261	3,293,671
	EB Sports Corp., Loan, 6.56%, 5/01/12		3,018	2,625,912
	Ellis Communications KDOC, LLC, Loan, 10.00%, 12/30/11		6,303	1,764,771
	HMH Publishing Co. Ltd., Mezzanine, 17.50%, 11/14/14		1,210	242,088
	HMH Publishing Co. Ltd., Tranche A Term Loan, 5.28%, 6/12/14		5,075	4,307,128
	Hanley-Wood, LLC (FSC Acquisition), Term Loan, 2.48%, 3/08/14		750	315,000
	Lamar Media Corp., Series B, Incremental Loan, 5.50%, 9/28/12		1,000	991,850
	Lamar Media Corp., Term Loan, 5.50%, 9/30/12		1,685	1,671,309
	Lavena Holding 3 GmbH (Prosiebensat.1 Media AG), Facility B1, 3.53%, 6/30/15	EUR	337	334,335
	Lavena Holding 3 GmbH (Prosiebensat.1 Media AG), Facility C1, 3.78%, 6/30/16		674	668,671

BlackRock Debt Strategies Fund, Inc. (DSU)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Floating Rate Loan Interests (g)	Par (000)		Value

	Mediacom Illinois, LLC (fka Mediacom Communications, LLC), Tranche D Term Loan, 5.50%, 3/31/17	USD	1,000	$996,250
	Multicultural Radio Broadcasting, Inc., Term Loan, 2.99%, 12/18/12		389	291,563
	NTL Cable Plc, Term Loan B, 3.58%, 9/03/12	GBP	783	1,248,839
	Newsday, LLC, Fixed Rate Term Loan, 10.50%, 8/01/13	USD	4,250	4,448,335
	Penton Media, Inc., Loan (Second Lien), 5.28%, 2/01/14		1,000	203,333
	Sinclair Broadcast Group, Term Loan B, 6.50%, 10/16/15		1,000	1,000,417
	Springer, Term Loan C, 3.47%, 9/17/12	EUR	376	540,465
	Springer, Term Loan E, 3.69%, 9/17/12		734	1,056,303
	Sunshine Acquisition Ltd. (aka HIT Entertainment), Term Facility, 2.53%, 3/20/12	USD	2,000	1,715,000
	United Pan Europe Communications, Term Loan, 3.74%, 12/31/16		2,000	1,901,000
	Virgin Media Investment Holdings Ltd., B7 Facility, 4.40%, 9/03/12	GBP	29	47,009
	Virgin Media Investment Holdings Ltd., C Facility, 4.40%, 9/03/12		650	1,037,341
	Virgin Media Investment Holdings Ltd., C Facility, 4.17%, 7/17/13		1,975	3,017,104
	World Color Press Inc., and World Color (USA) Corp., (fka Quebecor World Inc.), Advance, 9.00%, 7/23/12	USD	799	800,552
	Yell Group, Plc, TPI, Term Loan A, 7.12%, 8/09/11		1,500	1,372,500

				44,815,906

Metals & Mining - 1.3%	Euramax International, Inc., Domestic Term Loan, 14.00%, 6/29/13 (c)		1,259	780,447
	Euramax International, Inc., Domestic Term Loan (Cash Pay), 10.00%, 6/29/13		1,286	797,589
	RathGibson, Inc., Loan Debtor In Possession, 10.50% - 10.75%, 2/10/10		3,665	3,665,418

				5,243,454

Multi-Utilities - 0.7%	Energy Transfer Equity, LP, Term Loan, 1.99%, 11/01/12		750	729,844
	FirstLight Power Resources, Inc., (fka NE Energy, Inc.), Synthetic Letter of Credit, 0.16%, 11/01/13		86	77,954
	FirstLight Power Resources, Inc., (fka NE Energy, Inc.), Term Advance (Second Lien), 4.81%, 5/01/14		750	633,750
	FirstLight Power Resources, Inc. (fka NE Energy, Inc.), Term B Advance (First Lien), 2.81%, 11/01/13		664	605,015
	USPF Holdings, LLC, Term Loan, 1.99%, 4/11/14		884	839,516

				2,886,079

BlackRock Debt Strategies Fund, Inc. (DSU)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Floating Rate Loan Interests (g)		Par (000)	Value

Multiline Retail - 1.2%	Dollar General Corp., Tranche B-2 Term Loan, 2.98%, 7/07/14	USD	1,746	$1,625,128
	Hema BV, Term Loan B, 5.43%, 1/01/17	EUR	2,900	3,091,684
	The Neiman Marcus Group Inc., Term Loan, 2.24% - 2.32%, 4/06/13	USD	240	204,133

				4,920,945

Oil, Gas & Consumable Fuels - 2.1%	Big West Oil, LLC, Delayed Advance Loan, 6.50%, 5/15/14		1,117	1,061,051
	Big West Oil, LLC, Initial Advance Loan, 6.50%, 5/15/14		888	843,746
	ScorpionDrilling Ltd., Loan (Second Lien), 7.78%, 5/08/14		2,085	1,928,625
	Turbo Beta Ltd., Dollar Facility, 14.50%, 3/15/18	GBP	6,110	4,582,418

				8,415,840

Packaging - 0.2%	Berry Plastics Corp., Term Loan C, 2.30%, 4/02/15	USD	900	756,750

Paper & Forest Products - 0.6%	Georgia-Pacific, LLC, Term B Loan, 2.24% - 2.30%, 12/22/12		906	860,063
	Verso Paper Finance Holdings, LLC, Loan, 6.53% - 7.28%, 2/01/13		4,003	1,440,994

				2,301,057

Personal Products - 0.2%	American Safety Razor Co., LLC, Loan (Second Lien), 6.54%, 1/30/14		325	267,042
	American Safety Razor, Term Loan (First Lien), 2.79%, 7/25/13		475	445,708

				712,750

Pharmaceuticals - 0.8%	Warner Chilcott, Term Loan A, 5.50%, 10/14/14		1,220	1,215,755
	Warner Chilcott, Term Loan B, 5.75%, 3/30/15		610	607,878
	Warner Chilcott, Term Loan B-1, 5.75%, 4/30/15		1,342	1,337,331

				3,160,964

Real Estate Management & Development - 0.6%	Enclave, Term Loan (First Lien), 6.14%, 3/01/12		4,000	481,152
	Georgian Towers, Term Loan, 6.14%, 3/01/12		4,000	455,628
	Realogy Corp., Term Loan (Second Lien), 13.50%, 10/15/17		1,500	1,544,250

				2,481,030

Specialty Retail - 0.5%	Adesa, Inc. (KAR Holdings, Inc.), Initial Term Loan, 2.49%, 10/21/13		1,000	918,333
	Michaels Stores, Inc., Term Loan B, 2.56%, 10/31/13		585	503,047
	Michaels Stores, Inc., Term Loan B, 4.81%, 7/31/16		787	698,295

				2,119,675

Wireless Telecommunication Services - 0.2%	MetroPCS Wireless, Inc., Tranche B Term Loan, 2.50% - 2.56%, 11/03/13		1,000	921,250

	Total Floating Rate Loan Interests - 53.2%			213,147,575

BlackRock Debt Strategies Fund, Inc. (DSU)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Other Interests (j)		Beneficial Interest (000)	Value

Airlines - 0.0%	Delta Air Lines, Inc., Default 8.33% Escrow	USD	5,505	$55,050
	Delta Air Lines, Inc., Default 10.00% Escrow		4,200	42,000

				97,050

Auto Components - 0.1%	Internet Liquidating Trust, Class A		1,687	506,066
	Lear Corp., Escrow		700	7

				506,073

Diversified Financial Services - 0.3%	JG Wentorth, LLC, Preferred Equity Interests		1	1,077,566

Hotels, Restaurants & Leisure - 0.0%	Buffets, Inc.		1,440	144

Media - 0.0%	Adelphia Escrow		7,500	750
	Adelphia Preferred Escrow		5	1
	Adelphia Recovery Trust		9,406	37,624
	Adelphia Recovery Trust, Series ACC-6B INT		500	50

				38,425

Specialty Retail - 0.0%	Movie Gallery, Inc., Default Escrow		21,700	217

	Total Other Interests - 0.4%			1,719,475

	Warrants (k)		Shares

Auto Components - 0.1%	Lear Corp. (expires 11/09/14)		2,744	168,739

Building Products - 0.0%	Neenah Enterprises Inc. (expires 9/30/13)		130,547	12,402

Health Care Providers & Services - 0.0%	HealthSouth Corp. (expires 1/16/14)		126,761	1

Hotels, Restaurants & Leisure - 0.0%	Buffets Restaurants Holdings, Inc. (expires 4/29/14)		1,216	12

Oil, Gas & Consumable Fuels - 0.0%	Turbo Cayman Ltd. (No Expiration)		3	—

Specialty Retail - 0.0%	Movie Gallery, Inc. (expires 5/15/15)		62,323	31,161

	Total Warrants - 0.1%			212,315

	Total Long-Term Investments (Cost - $575,325,662) - 114.8%			460,299,187

	Short-Term Securities

	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.16% (l)(m)		3,940,839	3,940,839

	Total Short-Term Securities (Cost - $3,940,839) - 1.0%			3,940,839

	Total Investments (Cost - $579,266,501*) - 115.8%			464,240,026
	Liabilities in Excess of Other Assets - (15.8)%			(63,341,122)

	Net Assets - 100.0%			$400,898,904

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$580,650,836

Gross unrealized appreciation	$17,713,475
Gross unrealized depreciation	(134,124,285)

Net unrealized depreciation	$(116,410,810)

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	As a result of bankruptcy proceedings, the company did not repay the principal amount of the security upon maturity.

BlackRock Debt Strategies Fund, Inc. (DSU)
Schedule of Investments November 30, 2009 (Unaudited)

(f)	Convertible security.

(g)	Variable rate security. Rate shown is as of report date.

(h)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(i)	All or a portion of security held as collateral for swaps.

(j)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(k)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(l)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate		Net Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	USD	3,940,338	$6,970
BlackRock Liquidity Series, LLC Cash Sweep Series	USD	(4,725,260)	$749

(m)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of November 30, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	18,322,808	EUR	12,323,500	Citibank, NA	1/20/10	$(178,196)
USD	1,283,835	EUR	864,500	Deutsche Bank AG	1/20/10	(14,020)
GBP	276,000	USD	449,720	Citibank, NA	1/27/10	4,151
USD	2,704,459	CAD	2,810,000	Goldman Sachs Bank USA	1/27/10	41,986
USD	5,349,993	GBP	3,227,000	Citibank, NA	1/27/10	43,319

Total						$(102,760)

•	Credit default swaps on single - name issues - buy protection outstanding as of November 30, 2009 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

K Hovnanian Enterprises, Inc.	5.00%	Goldman Sachs International	December 2011	USD	855	$(11,456)
Masco Corp.	5.30%	JPMorgan Chase Bank NA	March 2014	USD	1,500	(174,868)
Masco Corp.	6.25%	JPMorgan Chase Bank NA	March 2014	USD	1,500	(230,452)
Mohawk Industries, Inc.	4.45%	JPMorgan Chase Bank NA	March 2014	USD	1,500	(127,530)
Mohawk Industries, Inc.	5.20%	JPMorgan Chase Bank NA	March 2014	USD	1,500	(171,570)

BlackRock Debt Strategies Fund, Inc. (DSU)
Schedule of Investments November 30, 2009 (Unaudited)

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Brunswick Corp.	5.00%	Goldman Sachs Bank USA	September 2014	USD	325	$(18,348)
Ford Motor Co.	5.00%	Deutsche Bank AG	September 2014	USD	650	8,801
Ford Motor Co.	5.00%	Deutsche Bank AG	September 2014	USD	700	(538)
Boston Scientific Corp.	1.00%	Goldman Sachs Bank USA	December 2014	USD	900	10,836

Total						$(715,125)

•	Credit default swaps on single - name issues - sold protection outstanding as of November 30, 2009 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Depreciation

BAA Plc	2.00%	Deutsche Bank AG	March 2012	A	GBP 900	$(190,937)

[1]Using Standard & Poor’s ratings of the issuer.

[2]The maximum potential amount the Fund may pay should a negative credit event take place as defined under the term of the agreement.

•	Currency Abbreviations:

	CAD	Canadian Dollar
	EUR	Euro
	GBP	British Pound
	USD	US Dollar

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

BlackRock Debt Strategies Fund, Inc. (DSU)
Schedule of Investments November 30, 2009 (Unaudited)

The following table summarizes the inputs used as of November 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1
Long-Term Investments:
Common Stocks	$12,711,276
Short-Term Securities	3,940,839

Total Level 1	16,652,115

Level 2
Long-Term Investments:
Common Stocks	2,895,218
Corporate Bonds	214,431,520
Floating Rate Loan Interests	132,831,530
Other Interests	97,049
Warrants	181,142

Total Level 2	350,436,459

Level 3
Long-Term Investments:
Common Stocks	201,785
Corporate Bonds	14,980,023
Floating Rate Loan Interests	80,316,045
Other Interests	1,622,426
Warrants	31,173

Total Level 3	97,151,452

Total	$464,240,026

Valuation Inputs	Other Financial Instruments[1]

	Assets	Liabilities

Level 1	—	—
Level 2	$109,093	$(926,978)
Level 3	—	(223,355)

Total	$109,093	(1,150,333)

[1]Other financial instruments are swaps, unfunded loan commitment and foreign currency exchange contracts which are shown at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

	Investments in Securities

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests

Balance, as of February 28, 2009	$131,666	$12,983,142	$92,859,804	$38,643
Accrued discounts/premiums	—	—	—	—
Realized gain (loss)	—	2	(37,300,651)	—
Change in unrealized appreciation (depreciation)[2]	—	(181,200)	71,543,941	(6,000)
Net purchases (sales)	—	11,923	(58,323,172)	—
Net transfers in/out of Level 3	70,119	2,166,156	11,536,123	1,589,783

Balance, as of November 30, 2009	$201,785	$14,980,023	$80,316,045	$1,622,426

BlackRock Debt Strategies Fund, Inc. (DSU)
Schedule of Investments November 30, 2009 (Unaudited)

Investments in Securities (concluded)

	Warrants	Total

Balance, as of February 28, 2009	$31,161	$106,044,416
Accrued discounts/premiums	—	—
Realized gain (loss)	—	(37,300,649)
Change in unrealized appreciation (depreciation)[2]	—	71,356,741
Net purchases (sales)	—	(58,311,249)
Net transfers in/out of Level 3	12	15,362,193

Balance, as of November 30, 2009	$31,173	$97,151,452

[2]	The change in unrealized appreciation/depreciation on securities still held at November 30, 2009 was $24,656,946.

Other Financial Instruments[3]

Liabilities

Balance, as of February 28, 2009	$(249,620)
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	58,683
Net purchases (sales)	—
Net transfers in/out of Level 3	(32,418)

Balance, as of November 30, 2009	$(223,355)

[3]	Other financial instruments are foreign currency exchange contracts and swaps.

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits
Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Debt Strategies Fund, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Debt Strategies Fund, Inc.

Date: January 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Debt Strategies Fund, Inc.

Date: January 22, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Debt Strategies Fund, Inc.

Date: January 22, 2010